THE JPM PIERPONT FUNDS

Supplement dated April 30, 1997, as applicable to the following Prospectuses:
The JPM Pierpont Funds, dated 2/28/97
The JPM Pierpont Money Market Fund, dated 2/28/97
The JPM Pierpont Federal Money Market Fund, dated 2/28/97
The JPM Pierpont Tax Exempt Money Market Fund, dated 12/27/96
The JPM Pierpont Short Term Bond Fund, dated 2/28/97
The JPM Pierpont Bond Fund, dated 2/28/97
The JPM Pierpont Tax Exempt Bond Fund, dated 12/27/96
The JPM Pierpont New York Total Return Bond Fund, dated 8/1/96
The JPM Pierpont Diversified Fund, dated 9/27/96
The JPM Pierpont Equity Fund, dated 9/27/96
The JPM Pierpont Capital Appreciation Fund, dated 9/27/96
The JPM Pierpont International Equity Fund, dated 2/28/97
The JPM Pierpont Emerging Markets Equity Fund, dated 2/28/97
(Supersedes any supplements with respect to the above Funds dated prior to April 30, 1997)

FUND/PORTFOLIO NAME CHANGES:

1. Effective May 12, 1997 the following Funds will change their respective names:

   FROM                                       TO
   The JPM Pierpont Money Market Fund         The JPM Pierpont Prime Money
                                              Market Fund

   The JPM Pierpont Equity Fund               The JPM Pierpont U.S. Equity Fund

   The JPM Pierpont Capital                   The JPM Pierpont U.S. Small
   Appreciation Fund                          Company Fund

     The names of the Portfolios corresponding to the MONEY MARKET AND EQUITY FUNDS will change accordingly.

     Effective May 12, 1997 the Portfolio corresponding to the INTERNATIONAL EQUITY FUND will change its name to The International Equity Portfolio.

INVESTMENT POLICY REVISIONS (EFFECTIVE MAY 5, 1997):

2. The second sentence in the paragraph above the heading "Municipal Bonds" under "Investment Objective(s) and Policies" in the Prospectuses for the TAX EXEMPT MONEY MARKET FUND is replaced with the following:

         During normal market conditions, the Portfolio will invest substantially all, and not less than 80%, of its net assets in tax exempt obligations. The Portfolio generally will not invest in taxable securities, although it may temporarily invest in such securities when the Advisor believes that market conditions dictate a defensive posture.

3. The first sentence of the second paragraph under the caption "Quality Information" in the Prospectuses for the TAX EXEMPT MONEY MARKET FUND is replaced with the following:

         The Portfolio may purchase municipal obligations together with puts.

4. The sub-section entitled "Taxable Investments for the Tax Exempt Funds" in the combined Prospectuses is replaced with the following:

         TAXABLE INVESTMENTS FOR THE TAX EXEMPT FUNDS. Each of the Portfolios for the TAX EXEMPT MONEY MARKET AND TAX EXEMPT BOND FUNDS attempts to invest its assets in tax exempt municipal securities; however, under certain circumstances the Portfolios are permitted to invest in securities the interest income on which may be subject to federal, state or local income taxes. The Tax Exempt Money Market Portfolio may temporarily invest in such taxable securities when the Advisor believes that current market conditions dictate a defensive posture. The Tax Exempt Bond Portfolio may invest up to 20% of the value of its total assets in taxable investments pending investment of proceeds from sales of its interests or portfolio securities, pending settlement of purchases of portfolio securities, to maintain liquidity or, in the case of either Portfolio, when it is advisable in the Advisor's opinion because of adverse market conditions. The Tax Exempt Bond Portfolio will invest in taxable securities only if there are no tax exempt securities available for purchase or if the expected return from an investment in taxable securities exceeds the expected return on available tax exempt securities. In abnormal market conditions, if, in the judgment of the Advisor, tax exempt securities satisfying the Tax Exempt Bond Fund's investment objective may not be purchased, its corresponding Portfolio may, for defensive purposes only, temporarily invest more than 20% of its net assets in debt securities the interest on which is subject to federal, state or local income taxes. The taxable investments permitted for these Portfolios include obligations of the U.S. Government and its agencies and instrumentalities, bank obligations, commercial paper and repurchase agreements and, in the case of the Tax Exempt Bond Portfolio, other debt securities which meet the Portfolio's quality requirements. See Taxes.

5. The sub-section entitled "Taxable Investments" in the individual Prospectus for the TAX EXEMPT MONEY MARKET FUND is revised accordingly.

6. The first paragraph of the sub-section entitled "Quality Information" in the Prospectuses for the TAX EXEMPT BOND FUND is replaced with the following:

QUALITY INFORMATION. It is the current policy of the Portfolio that under normal circumstances at least 90% of total assets will consist of securities that at the time of purchase are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("Standard & Poor's"). The remaining 10% of total assets may be invested in securities that are rated B or better by Moody's or Standard & Poor's. In each case, the Portfolio may invest in securities which are unrated if in Morgan's opinion such securities are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba or B by Moody's and BB or B by Standard &
Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment.

7.  The  following  is  inserted  under  the  heading   "Additional   Investment
Information and Risk Factors" in the individual Prospectus for the TAX EXEMPT BOND, DIVERSIFIED AND NEW YORK TOTAL RETURN BOND FUNDS:

BELOW INVESTMENT GRADE DEBT. Certain lower rated securities purchased by the Portfolio, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's own credit analysis.

         Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio securities for purposes of determining the Fund's net asset value. See Appendix A in the Statement of Additional Information for more detailed information on these ratings.

8. The paragraphs under the sub-section "Below Investment Grade Debt" in the combined Prospectus are applicable to the TAX EXEMPT BOND AND DIVERSIFIED FUNDS.

9. The sub-section entitled "Quality Information" in the Prospectus for the NEW YORK TOTAL RETURN BOND FUND is replaced with the following:

QUALITY INFORMATION. It is the current policy of the Portfolio that under normal circumstances at least 90% of total assets will consist of securities that at the time of purchase are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("Standard & Poor's"). The remaining 10% of total assets may be invested in securities that are rated B or better by Moody's or Standard & Poor's. In each case, the Portfolio may invest in securities which are unrated if in Morgan's opinion such securities are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba or B by Moody's and BB or B by Standard &
Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Additional Investment Information and Risk Factors.

10. The sub-section entitled "Quality Information" in the Prospectuses for the DIVERSIFIED FUND is replaced with the following:

                  QUALITY INFORMATION. It is a current policy of the Portfolio that under normal circumstances at least 75% of that portion of the Portfolio invested in fixed income securities will consist of securities that at the time of purchase are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("Standard & Poor's"), of which at least 65% of the Portfolio's fixed income investments will be rated A or better. The remaining 25% of the Portfolio's fixed income investments may be invested in securities that are rated B or better by Moody's or Standard & Poor's. In each case, the Portfolio may invest in securities which are unrated if in the Advisor's opinion such securities are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba or B by Moody's or BB or B by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. See Appendix A in the Statement of Additional Information for more information on these ratings.

11. The first sentence in the paragraph above the heading "Treasury Securities; Certain U.S. Government Agency Obligations" under "Investment Objective(s) and Policies" in the Prospectuses for the FEDERAL MONEY MARKET FUND is revised as follows:
         The Portfolio seeks to achieve its investment objective by investing in direct obligations of the U.S. Treasury and in obligations of certain U.S. Government agencies described below.

12. The third and fourth sentences of the sub-section entitled "Treasury Securities; Certain U.S. Government Agency Obligations" in the Prospectuses for the FEDERAL MONEY MARKET FUND are revised as follows:

         During ordinary market conditions substantially all of the Portfolio's net assets will be invested in Treasury Securities and obligations issued by U.S. Government agencies that are generally exempt from state and local income taxes, including the Federal Farm Credit System, the Federal Home Loan Banks, the Tennessee Valley Authority and the Student Loan Marketing Association ("Permitted Agency Securities"). Each such obligation must have a remaining maturity of 397 days or less at the time of purchase by the Portfolio.

13. The second to last sentence under the above sub-section in the Prospectuses for the FEDERAL MONEY MARKET Fund is revised as follows:

         The Portfolio also may purchase Treasury Securities and Permitted Agency Securities on a when-issued or delayed delivery basis and, although it has no current intention to do so, may engage in repurchase and reverse repurchase agreement transactions involving such securities.

14. The third sentence under the heading "Repurchase Agreements" in the Prospectus for the FEDERAL MONEY MARKET FUND is revised as follows:

         The Portfolio will only enter into repurchase agreements involving Treasury Securities and Permitted Agency Securities.

     MONEY MARKET FUNDS: CUT-OFF TIMES FOR PURCHASES AND REDEMPTIONS (EFFECTIVE MAY 15, 1997):

15. The third sentence in the second paragraph of the sub-section entitled "Purchase Price and Settlement" in the Prospectuses for the MONEY MARKET, FEDERAL MONEY MARKET AND TAX EXEMPT MONEY MARKET FUNDS is revised as applicable to the Fund(s) described therein:

Purchase orders must be received by 12:00 noon for the TAX EXEMPT MONEY MARKET FUND, 1:00 p.m. for the FEDERAL MONEY MARKET FUND and 4:00 p.m. for the MONEY MARKET FUND and immediately available funds must be received by 4:00 p.m. New York time on a business day for the purchase to be effective and dividends to be earned on the same day.

         The fifth sentence in the same paragraph is revised to change the reference to the cut-off time for purchases to 4:00 p.m.

MONEY MARKET FUNDS:  SHORT-TERM GAINS (EFFECTIVE JUNE 1, 1997):

16. The second paragraph of the sub-section entitled "Method of Redemption" in the Prospectuses for the MONEY MARKET, FEDERAL MONEY MARKET AND TAX EXEMPT MONEY MARKET FUNDS is revised accordingly to change the cut-off time for redemptions to 12:00 noon for the TAX EXEMPT MONEY MARKET FUND, 1:00 p.m. for the FEDERAL MONEY MARKET FUND and 4:00 p.m. for the MONEY MARKET FUND.

17. The second paragraph under the caption "Dividends and Distributions" in the Prospectuses for the MONEY MARKET, FEDERAL MONEY MARKET AND TAX EXEMPT MONEY MARKET FUNDS is replaced with the following:

Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Fund's daily dividends. Substantially all the realized net long-term capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

COMPREHENSIVE CHANGES:

18. Effective October 10, 1996, the name of the Trust changed to "The JPM Pierpont Funds," and each Fund's name changed accordingly.

19. The following footnote is inserted directly beneath the Shareholder Transaction Expense table with reference to Sales Load Imposed on Purchases in the individual Prospectus for the NEW YORK TOTAL RETURN BOND, DIVERSIFIED, EQUITY AND CAPITAL APPRECIATION FUNDS:

*Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.

20. The following is inserted as the first column in the "Financial Highlights" table in the Prospectus(es) for each Fund listed below as applicable to the Fund described therein:


                                                EQUITY FUND          CAPITAL APPRECIATION FUND        DIVERSIFIED FUND
                                         For the Six Months Ended    For the Six Months Ended     For the Six Months Ended
                                            November 30, 1996           November 30, 1996            December 30, 1996
                                                             -                           -
                                                (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
    NET ASSET VALUE, BEGINNING
      OF PERIOD                                     $22.15                    $26.20                       $12.22
                                                    ------                    ------                       ------
    INCOME FROM INVESTMENT
      OPERATIONS:
    Net Investment Income                             0.11                      0.09                        0.18
    Net Realized Gain (Loss) on
      Investment                                      2.20                      0.26                        0.76
                                                      ----                      ----                        ----
      Total from Investment
        Operations                                    2.31                      0.35                        0.94
                                                      ----                      ----                        ----
    LESS DISTRIBUTIONS TO
      SHAREHOLDERS FROM:
    Net Investment Income                            (0.09)                    (0.11)                      (0.32)
    Net Realized Gain                                (1.45)                    (1.35)                      (0.40)
                                                     ------                    ------                      ------
      Total Distributions to
        Shareholders                                 (1.54)                    (1.46)                      (0.72)
                                                     ------                    ------                      ------
    NET ASSET VALUE, END OF
      PERIOD                                        $22.92                    $25.09                       $12.44
                                                    ======                    ======                       ======
    Total Return                                     11.46% (a)                 1.88% (a)                   7.94% (a)
    RATIOS AND SUPPLEMENTAL
      DATA:
    Net Assets, End of Period (in
       thousands)                                    $362,242                 $216,639                    $60,505
    Ratios to Average Net Assets
      Expenses                                        0.82% (b)                 0.90% (b)                0.98% (b)
      Net Investment Income                           1.16% (b)                 0.74% (b)                2.98% (b)
      Decrease Reflected in Expense
        Ratio due to Expense                            ___                     0.12% (b)                0.23% (b)
        Reimbursement
 (a) Not Annualized.  (b) Annualized.


21. The last  sentence of the second  paragraph  under the  caption  "Investment
Objective  and  Policies"  in  the   individual   Prospectus   for  the  CAPITAL
APPRECIATION FUND is replaced with the following:

The small company holdings of the Portfolio are primarily companies included in the market capitalization size range of the Russell 2500 Index.

22. The fourth sentence under the heading "Advisor" in the individual Prospectus for the FEDERAL MONEY MARKET, MONEY MARKET, EXEMPT MONEY MARKET, SHORT TERM BOND, BOND, TAX EXEMPT BOND, NEW YORK TOTAL RETURN BOND, DIVERSIFIED, EQUITY, CAPITAL APPRECIATION, INTERNATIONAL EQUITY AND EMERGING MARKETS EQUITY FUNDS is revised as follows:

Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $208 billion.

23. Portfolio manager biographies as applicable in Prospectus(es) of the Funds described below are revised as follows:

TAX EXEMPT MONEY MARKET FUND: Daniel B. Mulvey, Vice President (since August, 1995, employed by Morgan since September 1992); Elizabeth A. Augustin, Vice President (since January, 1992, employed by Morgan since prior to 1992); and Richard W. Oswald, Vice President (since October, 1996, employed by Morgan since 1996 and by CBS prior to October, 1996).

CAPITAL APPRECIATION FUND: James B. Otness, Managing Director (since February, 1993, employed by Morgan since prior to 1992 as a portfolio manager of equity securities of small and medium sized U.S. companies); Michael J. Kelly, Vice President (since May, 1996, employed by Morgan since prior to 1992 as a portfolio manager of small and medium sized U.S. companies and an equity research analyst); and Candice Eggerss, Vice President (since May, 1996, employed by Morgan since May, 1996 previously employed by Weiss, Peck and Greer from June 1993 to May 1996 and Equitable Capital Management prior to June 1993).

24. The following is added under the first paragraph below the heading "Shareholder Servicing" in the individual Prospectus for the NEW YORK TOTAL RETURN BOND, PIERPONT DIVERSIFIED, PIERPONT EQUITY AND CAPITAL APPRECIATION
FUNDS:

The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

25. The following section under "Purchase of Shares" is amended in its entirety as applicable to the Fund described in each individual Prospectus referenced below:

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be either customers of Morgan or of an Eligible Institution or employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

The Fund requires the minimum initial investment shown below and a minimum subsequent investment of $5,000.

FUND                                                        INITIAL INVESTMENT

THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND                $100,000
THE JPM PIERPONT EQUITY FUND                                    $100,000
THE JPM PIERPONT CAPITAL APPRECIATION FUND                      $100,000
THE JPM PIERPONT DIVERSIFIED FUND                               $100,000

For investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995, the minimum initial investment in any other JPM Pierpont Fund is $10,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with the Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.

26. The following is inserted at the end of the sub-section entitled "Eligible Institutions" in the individual Prospectus for the NEW YORK TOTAL RETURN BOND, DIVERSIFIED, EQUITY AND CAPITAL APPRECIATION FUNDS:

Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.

27. Any reference to control persons under the caption "Organization" in the individual Prospectus for the NEW YORK TOTAL RETURN BOND, DIVERSIFIED, PIERPONT EQUITY AND CAPITAL APPRECIATION FUNDS is deleted.

28. The third sentence under the caption "Organization" is restated in the individual Prospectus for the NEW YORK TOTAL RETURN BOND, DIVERSIFIED, EQUITY AND CAPITAL APPRECIATION FUNDS as follows:

To date, shares of seventeen series have been authorized and are available for sale to the public.

39. The following is added under the caption "Taxes" in the individual Prospectus for the NEW YORK TOTAL RETURN BOND, DIVERSIFIED, EQUITY AND CAPITAL APPRECIATION FUNDS:

In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.